Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets [Line Items]
Beginning balance	R$ 51,002	R$ 52,964
Realization / reversal	(24,296)	(17,419)
Increase	12,434	15,457
Ending balance	39,140	51,002
Beginning balance	15,524	14,475
Realization / reversal	(11,696)	(8,845)
Increase	2,978	9,894
Ending balance	6,806	15,524
Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Beginning balance	983	843
Increase	166	140
Ending balance	1,149	983
Beginning balance	166	63
Increase	2	103
Ending balance	168	166
Reflected in income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	48,810	49,841
Realization / reversal	(23,511)	(16,347)
Increase	11,953	15,316
Ending balance	37,252	48,810
Beginning balance	14,569	13,507
Realization / reversal	(11,385)	(8,716)
Increase	2,960	9,778
Ending balance	6,144	14,569
Provision for expected loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	24,686	27,510
Realization / reversal	(9,746)	(9,453)
Increase	3,623	6,629
Ending balance	18,563	24,686
Related to income tax and social contribution tax carryforwards [Member]
Deferred Tax Assets [Line Items]
Beginning balance	7,595	6,981
Realization / reversal	(3,649)	(197)
Increase	445	811
Ending balance	4,391	7,595
Provision for profit sharing [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,829	1,541
Realization / reversal	(1,829)	(1,541)
Increase	1,844	1,829
Ending balance	1,844	1,829
Provision for devaluation of securities with permanent impairment [member]
Deferred Tax Assets [Line Items]
Beginning balance	2,228	1,727
Realization / reversal	(1,843)
Increase	1,344	501
Ending balance	1,729	2,228
Provision [member]
Deferred Tax Assets [Line Items]
Beginning balance	5,194	5,704
Realization / reversal	(2,124)	(2,733)
Increase	1,394	2,223
Ending balance	4,464	5,194
Civil lawsuits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,974	1,955
Realization / reversal	(610)	(576)
Increase	222	595
Ending balance	1,586	1,974
Labor claims [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,200	2,167
Realization / reversal	(1,280)	(1,233)
Increase	1,117	1,266
Ending balance	2,037	2,200
Tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,020	1,582
Realization / reversal	(234)	(924)
Increase	55	362
Ending balance	841	1,020
Goodwill on purchase of investments [Member]
Deferred Tax Assets [Line Items]
Beginning balance	141	165
Realization / reversal	(163)	(758)
Increase	82	734
Ending balance	60	141
Legal liabilities [member]
Deferred Tax Assets [Line Items]
Beginning balance	488	387
Realization / reversal	(61)	(557)
Increase	249	658
Ending balance	676	488
Adjustments of operations carried out on futures settlement market [Member]
Deferred Tax Assets [Line Items]
Beginning balance	277	485
Realization / reversal	(277)	(239)
Increase	98	31
Ending balance	98	277
Beginning balance	1,421	1,095
Realization / reversal	(1,421)
Increase	923	326
Ending balance	923	1,421
Adjustment to fair value of financial assets at fair value through profit or loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	429	243
Realization / reversal	(429)	(243)
Increase	631	429
Ending balance	631	429
Beginning balance	7,592	7,293
Realization / reversal	(7,592)	(7,293)
Increase	1,790	7,592
Ending balance	1,790	7,592
Provision related to health insurance operations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	341	300
Realization / reversal	(5)
Increase	7	41
Ending balance	343	341
Other Items Reflected In Income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	5,602	4,798
Realization / reversal	(3,385)	(626)
Increase	2,236	1,430
Ending balance	4,453	5,602
Beginning balance	1,386	1,255
Realization / reversal	(637)	(921)
Increase	42	1,052
Ending balance	791	1,386
Reflected In Stockholder Equity [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,192	3,123
Realization / reversal	(785)	(1,072)
Increase	481	141
Ending balance	1,888	2,192
Beginning balance	955	968
Realization / reversal	(311)	(129)
Increase	18	116
Ending balance	662	955
Corporate reorganizations [member]
Deferred Tax Assets [Line Items]
Beginning balance	628	1,256
Realization / reversal	(628)	(628)
Ending balance		628
Adjustment to fair value of financial assets at fair value through other comprehensive income [member]
Deferred Tax Assets [Line Items]
Beginning balance	327	771
Realization / reversal	(157)	(444)
Increase	213
Ending balance	383	327
Beginning balance	767	836
Realization / reversal	(302)	(82)
Increase	9	13
Ending balance	474	767
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	254	253
Increase	102	1
Ending balance	356	254
Beginning balance	13	34
Realization / reversal		(21)
Ending balance	13	13
Depreciation in excess - finance lease[Member]
Deferred Tax Assets [Line Items]
Beginning balance	613	936
Realization / reversal	(267)	(323)
Ending balance	346	613
Adjustment of escrow deposits and provisions [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,280	1,193
Realization / reversal	(11)	(179)
Increase	79	266
Ending balance	1,348	1,280
Post employment benefits [member]
Deferred Tax Assets [Line Items]
Beginning balance	304	233
Realization / reversal	(143)
Increase	126	71
Ending balance	287	304
Taxation of results abroad - capital gains [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,973	1,502
Realization / reversal	(1,314)
Increase		471
Ending balance	659	1,973
Provision for pension plan benefits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	9	35
Realization / reversal	(9)	(26)
Increase	7
Ending balance	R$ 7	R$ 9